Benefit Plans - Pension Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of net periodic benefit cost
Service cost	$ 299	$ 302
Interest cost	218	221
Expected return on assets	(468)	(445)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	145	51
Net periodic benefit cost	$ 105	$ 40